Net interest income (Tables)	12 Months Ended
Sep. 30, 2019
Net interest income
Schedule of net interest income

Note 3. Net interest income[1]

Accounting policy

Interest income and interest expense for all interest earning financial assets and interest bearing financial liabilities at amortised cost or FVOCI, detailed within the table below, are recognised using the effective interest rate method. Net income from treasury’s interest rate and liquidity management activities and the cost of the Bank levy are included in net interest income.

The effective interest rate method calculates the amortised cost of a financial instrument by discounting the financial instrument’s estimated future cash receipts or payments to their present value and allocates the interest income or interest expense, including any fees, costs, premiums or discounts integral to the instrument, over its expected life.

Interest income is calculated based on the gross carrying amount of financial assets in stages 1 and 2 of the Group’s ECL model and on the carrying amount net of the provision for ECL for financial assets in stage 3. Refer to Note 13 for further details of the Group’s ECL model.

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Interest income[2]
Calculated using the effective interest rate method
Cash and balances with central banks	334	326	242	311	301
Collateral paid	201	129	96	197	126
Available-for-sale securities	—	1,914	1,795	—	1,743
Investment securities	1,919	—	—	1,750	—
Loans	30,029	29,583	28,438	26,171	25,763
Other financial assets	35	35	43	33	32
Due from subsidiaries	—	—	—	4,274	4,225
Total interest income calculated using the effective interest rate method	32,518	31,987	30,614	32,736	32,190
Other
Net ineffectiveness on qualifying hedges	28	(18)	(22)	26	(22)
Trading securities and financial assets measured at FVIS	662	564	574	633	521
Loans	14	38	66	14	38
Due from subsidiaries	—	—	—	103	103
Total other	704	584	618	776	640
Total interest income	33,222	32,571	31,232	33,512	32,830
Interest expense
Calculated using the effective interest rate method
Collateral received	(57)	(45)	(19)	(51)	(41)
Deposits and other borrowings	(7,967)	(8,141)	(8,026)	(6,745)	(6,949)
Debt issues	(4,706)	(4,325)	(3,448)	(4,218)	(3,820)
Due to subsidiaries	—	—	—	(4,905)	(4,840)
Loan capital	(776)	(774)	(693)	(776)	(774)
Other financial liabilities	(274)	(318)	(307)	(273)	(316)
Total interest expense calculated using the effective interest rate method	(13,780)	(13,603)	(12,493)	(16,968)	(16,740)
Other
Deposits and other borrowings	(978)	(880)	(842)	(961)	(868)
Trading liabilities	(915)	(959)	(2,065)	(828)	(754)
Debt issues	(163)	(155)	(137)	(140)	(138)
Bank levy	(391)	(378)	(95)	(391)	(378)
Due to subsidiaries	—	—	—	78	(11)
Other interest expense	(88)	(91)	(84)	(85)	(88)
Total other	(2,535)	(2,463)	(3,223)	(2,327)	(2,237)
Total interest expense	(16,315)	(16,066)	(15,716)	(19,295)	(18,977)
Net interest income	16,907	16,505	15,516	14,217	13,853
1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Statutory comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Interest income includes items relating to customer refunds recognised as a reduction in interest income of $372 million (2018: $127 million, 2017: $58 million) for the Group, and $353 million (2018: $125 million) for the Parent Entity. Refer to Note 27 for further details.